Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share	12 Months Ended
Dec. 31, 2020
Shareholder remuneration system and earnings per share
Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share	Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share
a) Distribution of Banco Santander's profit and shareholder remuneration scheme
The board of directors proposes to the shareholders to approve at the 2021 general shareholders' meeting the application of the results of Banco Santander, S.A., for 2020, which consisted in losses amounting to EUR 3,557 million, by charging them against:
i) To share premium account to the extent that the indicated charge against the share premium reserve is approved by the European Central Bank under Articles 77 and 78 of
Regulation (EU) No. 575/2013 of the European Parliament and of the Council of 26 June 2013.
ii) The voluntary reserve account, to the amount by which the referred losses are not applied in accordance with the provisions of paragraph (i) above.

•In September 2019, the board of directors approved an interim cash dividend against 2019 results in the amount of 0.10 euros per share (EUR 1,662 million), which was paid on 1 November.
•On 27 March 2020, the ECB issued a recommendation urging all European banks under its supervision to abstain from paying dividends out of 2019 and 2020 results at least until 1 October 2020 in order to preserve capital (ECB Recommendation I).

Taking into consideration ECB Recommendation I and in line with Santander's mission to help people and companies to progress, on 2 April 2020 the Board of Directors decided to cancel the payment of the 2019 final dividend and the dividend policy for 2020, to withdraw the proposals relating to the Final Cash Dividend and the SDE Program from the agenda of the aforementioned General Meeting of April 2020, which had already been convened, and to postpone the decision on the application of the results obtained in the financial year 2019 to a meeting to be held no later than 31 October 2020.
•On 27 July 2020, the ECB issued a second recommendation in which it extended the effects of ECB Recommendation I requiring all European credit institutions under its supervision to abstain, until 1 January 2021, from distributing dividends out of the results of the financial years 2019 and 2020 or from entering into irrevocable commitments to distribute them (ECB Recommendation II).
In September 2020, the board of directors convened the general shareholders' meeting of October 2020, at which it proposed (a) in compliance with ECB Recommendation II, to allocate all of the profit obtained by Banco Santander in 2019 to increase the Voluntary Reserve, except for the amount already allocated to the payment of the interim dividend that had been paid prior to the issuance of ECB Recommendation I, and (b) to increase the capital charged to reserves to allow the payment of a total remuneration for the 2019 financial year, in addition to the interim dividend, for an amount equivalent to 0.10 euros per share through the delivery of new shares and with no cash alternative.
Both proposals were approved at the general shareholders' meeting in October 2020.
•Following the ECB Recommendation II extending the effects of the previous recommendation until 1 January 2021, the board of directors decided to propose to the annual general meeting in October 2020 a resolution allowing the payment in 2021 of up to 0.10 per share as remuneration out of the results of the financial year 2020 from the share premium reserve and conditional on the ECB's recommendations permitting it and obtaining its authorization, on the condition that after the payment the CET 1 capital ratio remains within the target of 11—12%
or above and on the condition that the payment does not exceed 50% of the consolidated ordinary (underlying) profit.
The proposal was approved at the general shareholders' meeting in October 2020.
•On 15 December 2020, the ECB recommended that banks under its supervision limit shareholder remuneration until 30 September 2021 to an amount not exceeding either 15% of adjusted profits earned in 2020 (and in 2019, but only for those banks that, unlike Banco Santander, S.A., had not paid dividends in 2019) or the equivalent of 20 basis points of the CET 1 ratio.
•On 3 February 2021, Banco Santander made public its 2020 results and the board's intention to pay a cash dividend of EUR 2.75 cents per share as shareholder remuneration for 2020, the maximum allowed in accordance with the limits set by the last ECB recommendation. This payment will be made in execution of the share premium distribution agreement approved at the aforementioned October 2020 general meeting.
The board aims to restore a payout ratio of 40—50% of underlying profit, in cash, in the medium term. With respect to the remuneration against the 2021 earnings, the intention is to resume payments once the ECB recommendations so allow. The ECB has said it intends to repeal the recommendation in September 2021 in the absence of materially adverse developments. In the meantime, and in line with the announcement of April 2020, the dividend policy will remain suspended.
b) Earnings/loss per share from continuing and discontinued operations
i. Basic earnings / loss per share
Basic earnings/loss per share are calculated by dividing the net profit attributable to the Group, adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity (see note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during that period, excluding the average number of own shares held through that period.
Accordingly:

	2020	2019	2018
Profit (Loss) attributable to the Parent (EUR million)	(8,771)	6,515	7,810
Remuneration of contingently convertible preference shares (CCP) (EUR million) (Note 23)	(552)	(595)	(560)
	(9,323)	5,920	7,250
Of which:
Profit (Loss) from discontinued operations (non controlling interest net) (EUR million)	—	—	—
Profit (Loss) from continuing operations (PPC net) (EUR million)	(9,323)	5,920	7,250
Weighted average number of shares outstanding	17,316,288,908	16,348,415,883	16,150,090,739
Impact factor correction*	Not applicable	710,800,691	702,177,858
Adjusted number of shares	17,316,288,908	17,059,216,574	16,852,268,597
Basic earnings (Loss) per share (euros)	(0.538)	0.347	0.430
Of which, from discounted operations (euros)	—	—	—
Basic earnings (Loss) per share from continuing operations (euros)	(0.538)	0.347	0.430
*    Correction factor for the capital increase released on 3 December 2020 (see notes 1.d and 31.a).
ii. Diluted earnings / loss per share
Diluted earnings/loss per share are calculated by dividing the net profit attributable to the Group, adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity (see note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, and convertible debt instruments).
Accordingly, diluted earnings/loss per share were determined as follows:

	2020	2019	2018
Profit (Loss) attributable to the Parent (EUR million)	(8,771)	6,515	7,810
Remuneration of contingently convertible preference shares (CCP) (EUR million) (Note 23)	(552)	(595)	(560)
Dilutive effect of changes in profit for the period arising from potential conversion of ordinary shares	—	—	—
	(9,323)	5,920	7,250
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (EUR million)	—	—	—
Profit (Loss) from continuing operations (net of non-controlling interests and CCP) (EUR million)	(9,323)	5,920	7,250
Weighted average number of shares outstanding	17,316,288,908	16,348,415,883	16,150,090,739
Dilutive effect of options/rights on shares	Not applicable	35,891,644	42,873,078
Impact factor correction*	Not applicable	712,361,197	704,041,905
Adjusted number of shares	17,316,288,908	17,096,668,724	16,897,005,722
Diluted earnings (Loss) per share (euros)	(0.538)	0.346	0.429
Of which, from discounted operations (euros)	—	—	—
Diluted earnings (Loss) per share from continuing operations (euros)	(0.538)	0.346	0.429
*    Correction factor for the capital increase released on 3 December 2020 (see notes 1.d and 31.a).